Cover	Feb. 25, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2026
Entity File Number	001-43110
Entity Registrant Name	Spring Valley Acquisition Corp. IV
Entity Central Index Key	0002098242
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2100 McKinney Ave., Suite 1675
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	308-5230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Trading Symbol	SVIVU
Security Exchange Name	NASDAQ
Class Ordinary Shares [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SVIV
Security Exchange Name	NASDAQ
Warrants [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	SVIVW
Security Exchange Name	NASDAQ